DWS Digital Horizons Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 3000® Growth Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	14.59%	17.59%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.56%	4.48%	6.87%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.09%	6.06%	7.05%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.30%	6.88%	8.95%
Performance Inception Date	Jan. 18, 1984
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.39%	8.44%	9.87%
Performance Inception Date	Jun. 04, 1998
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.36%	8.41%	9.85%
Performance Inception Date	Aug. 01, 2022